                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08265

Morgan Stanley S&P 500 Index Fund

               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
 (Address of principal executive offices)                             (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2007

Date of reporting period: August 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley S&P 500 Index Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended August 31, 2007

Total Return for the 12 Months Ended August 31, 2007

Class A	Class B	Class C	Class D	S&P 500® Index[1]	Lipper S&P 500 Objective Funds Index[2]
14.60%	13.76%	13.68%	14.86%	15.13%	14.90%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For the 12-month period ended August 31, 2007, the stock market performed well but sustained significant periods of volatility. The Federal Open Market Committee (the ‘‘Fed’’) left the target federal funds rate unchanged beginning in August 2006, bolstering investor confidence about the health of the U.S. economy, which in turn contributed to a strong market rally through the end of 2006. In the first few months of 2007, however, sentiment was less upbeat. The housing market began to show significant signs of distress, as problems in the subprime mortgage market (which makes loans to higher risk borrowers) came to light. This news, coupled with volatility in China’s stock market, initiated a downdraft in the U.S. and most other world stock markets at the end of February and into March. Although markets recovered during the next few months, bad news about the subprime market continued to accelerate. By June, several hedge funds that invested in subprime-backed securities imploded, and mortgage lenders announced bankruptcies as home foreclosures rose. Conditions worsened in July as a wider credit market crisis began to reveal itself. Illiquidity spelled the end of the cheap borrowing (for both consumers and corporations) that underpinned the market’s strong run-up over the past few years. Companies were no longer able to finance leveraged buyouts, one of the most significant drivers of market performance over the past few years.

From its high point in July, the S&P 500® Index bottomed on August 17 as the Fed lowered the discount rate (the Federal Reserve’s short-term lending rate to banks) and other central banks around the world sought to inject liquidity into the global financial system to help stabilize the stock and bond markets. Investors, however, continued to worry about the full implications of the subprime contagion on the U.S. and global economies. Many observers raised their expectations for recession, factoring in an even weaker dollar, higher oil prices and a still troubled real estate sector. Nonetheless, the S&P 500 Index produced a double-digit gain for the period under review.

Performance Analysis

All share classes of Morgan Stanley S&P 500 Index Fund underperformed the S&P 500® Index and the Lipper S&P 500 Objective Funds Index for the 12 months ended August 31, 2007, assuming no deduction of applicable sales charges.

All 10 sectors in the S&P 500 Index and the Fund had positive returns on an absolute basis for the 12-month period, with energy, telecommunication services and materials the top three performing groups. Although energy prices eased in the second half of 2006, they moved higher again in 2007, which continued to provide a favorable backdrop for energy stocks’ performance. Additionally, unlike the stock and bond markets, commodity markets held up well amid the turmoil in July and August. The telecom sector continued to reap the benefits of industry consolidation, and a number of merger and acquisition announcements in the materials sector helped drive investors into the sector. Furthermore, a weak dollar and rising commodity prices aided the performance of materials stocks during the period.

However, the financials sector had the weakest return among the S&P 500 sectors, dragged down by bank stocks. Although a broad group of financial stocks was hit hard in the third quarter by the liquidity crunch and weakening housing market, banking saw the largest declines and was the only industry group with a negative return during the period under review. The health care and consumer staples sectors were also among the bottom three performing sectors for this period.

Because the S&P 500 Index is market capitalization weighted (and that the Fund seeks to replicate the performance attributes of the index, before Fund fees), the overall contribution of each sector was influenced by its relative size within the index and the Fund portfolio. Accordingly, the top contributors to the Fund’s performance during the period were the technology, energy and industrials sectors. In fact, six of the top 10 contributing stocks were from the technology sector, primarily in the technology hardware and equipment industry. Conversely, the utilities, materials and consumer staples sectors contributed the least to the Fund’s performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.
‘‘Standard & Poor’s,’’ ‘‘S&P,’’ ‘‘S&P 500,’’ ‘‘Standard & Poor’s 500’’ and ‘‘500’’ are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

TOP 10 HOLDINGS
Exxon Mobil Corp.	3.6%
General Electric Co.	3.0
AT&T Inc.	1.8
Microsoft Corp.	1.8
Citigroup, Inc.	1.7
Bank of America Corp.	1.7
Procter & Gamble Co. (The)	1.5
Cisco Systems, Inc.	1.4
Chevron Corp.	1.4
Johnson & Johnson	1.3

TOP FIVE INDUSTRIES
Integrated Oil	6.2%
Pharmaceuticals: Major	5.7
Major Banks	5.1
Industrial Conglomerates	5.0
Financial Conglomerates	3.8

Data as of August 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of companies included in the S&P 500® Index. The ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., ‘‘passively’’ manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, if the common stock of a specific company represents five percent of the S&P 500 Index, the Investment Adviser typically will invest the same percentage of the Fund’s assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in foreign companies, including those that are in emerging market countries, that are included in the S&P 500 Index.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment

Average Annual Total Returns — Period Ended August 31, 2007

	Class A Shares* (since 09/26/97)		Class B Shares** (since 09/26/97)		Class C Shares† (since 09/26/97)		Class D Shares†† (since 09/26/97)
Symbol	SPIAX		SPIBX		SPICX		SPIDX
1 Year	14.60%	[3]	13.76%	[3]	13.68%	[3]	14.86%	[3]
	8.58	[4]	8.76	[4]	12.68	[4]	—
5 Years	11.32	[3]	10.47	[3]	10.50	[3]	11.58	[3]
	10.13	[4]	10.20	[4]	10.50	[4]	—
Since Inception	5.57	[3]	4.92	[3]	4.77	[3]	5.80	[3]
	4.99	[4]	4.92	[4]	4.77	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s 500 ® Index (S&P 500 ® ) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper S&P 500 Objective Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Objective Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper S&P 500 Objective Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on August 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/07 – 08/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	03/01/07	08/31/07	03/01/07 – 08/31/07
Class A
Actual (5.47% return)	$1,000.00	$1,054.70	$3.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.23	$3.01
Class B
Actual (5.08% return)	$1,000.00	$1,050.80	$6.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.82
Class C
Actual (5.10% return)	$1,000.00	$1,051.00	$6.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.82
Class D
Actual (5.62% return)	$1,000.00	$1,056.20	$1.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.49	$1.73

*	Expenses are equal to the Fund’s annualized expense ratios of 0.59%, 1.34%, 1.34% and 0.34% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.62%, 1.37%, 1.37% and 0.37%, for Class A, Class B, Class C and Class D shares, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund’s management fee and noted that the fee as a percentage of the Fund’s net assets would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund’s management fee would reflect economics of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and ‘‘soft dollar’’ benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through ‘‘soft dollar’’ arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that the Fund’s commissions are used to pay for execution services only.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (97.4%)
	Advertising/Marketing Services (0.2%)
39,250	Interpublic Group of Companies, Inc. (The)*	$429,787
27,691	Omnicom Group, Inc.	1,410,303
		1,840,090
	Aerospace & Defense (1.8%)
65,912	Boeing Co. (The)	6,373,690
33,888	General Dynamics Corp.	2,662,241
10,478	Goodrich Corp.	661,790
10,458	L-3 Communications Holdings, Inc.	1,030,218
29,707	Lockheed Martin Corp.	2,945,152
28,889	Northrop Grumman Corp.	2,277,609
11,518	Precision Castparts Corp.	1,500,911
37,155	Raytheon Co.	2,279,088
14,008	Rockwell Collins, Inc.	964,731
		20,695,430
	Agricultural Commodities/Milling (0.2%)
54,639	Archer-Daniels-Midland Co.	1,841,334
	Air Freight/Couriers (0.9%)
14,328	C.H. Robinson Worldwide, Inc.	702,645
25,766	FedEx Corp.	2,826,015
88,651	United Parcel Service, Inc. (Class B)	6,725,065
		10,253,725
	Airlines (0.1%)
65,363	Southwest Airlines Co.	987,635
	Aluminum (0.2%)
72,787	Alcoa, Inc.	2,658,909
	Apparel/Footwear (0.4%)
31,067	Coach, Inc.*	1,383,413
9,116	Jones Apparel Group, Inc.	174,936
8,750	Liz Claiborne, Inc.	298,988
31,737	Nike, Inc. (Class B)	1,788,063
5,130	Polo Ralph Lauren Corp.	387,520
7,458	V.F. Corp.	595,521
		4,628,441
	Apparel/Footwear Retail (0.4%)
7,387	Abercrombie & Fitch Co. (Class A)	$581,357
44,380	Gap, Inc. (The)	832,569
28,647	Limited Brands, Inc.	663,464
18,789	Nordstrom, Inc.	903,751
38,077	TJX Companies, Inc. (The)	1,160,968
		4,142,109
	Auto Parts: O.E.M. (0.3%)
12,263	Eaton Corp.	1,155,420
16,516	Johnson Controls, Inc.	1,867,959
		3,023,379
	Automotive Aftermarket (0.0%)
17,269	Goodyear Tire & Rubber Co. (The)*	477,661
	Beverages: Alcoholic (0.4%)
63,602	Anheuser-Busch Companies, Inc.	3,141,939
6,692	Brown-Forman Corp. (Class B)	478,879
16,172	Constellation Brands Inc. (Class A)*	391,039
3,963	Molson Coors Brewing Co. (Class B)	354,530
		4,366,387
	Beverages: Non-Alcoholic (1.7%)
168,220	Coca-Cola Co. (The)	9,046,871
23,350	Coca-Cola Enterprises Inc.	556,197
11,013	Pepsi Bottling Group, Inc. (The)	380,940
136,355	PepsiCo, Inc.	9,276,231
		19,260,239
	Biotechnology (1.2%)
97,073	Amgen Inc.*	4,864,328
23,918	Biogen Idec Inc.*	1,526,447
31,801	Celgene Corp.*	2,041,942
22,003	Genzyme Corp.*	1,373,207
78,170	Gilead Sciences, Inc.*	2,843,043
4,518	Millipore Corp.*	314,814
		12,963,781

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Broadcasting (0.1%)
13,692	Citadel Broadcasting Corp.	$55,726
41,551	Clear Channel Communications, Inc.	1,548,190
		1,603,916
	Building Products (0.1%)
14,721	American Standard Companies, Inc.	542,174
31,617	Masco Corp.	822,674
1	WABCO Holdings Inc.	45
		1,364,893
	Cable/Satellite TV (0.7%)
260,506	Comcast Corp. (Class A)*	6,796,601
64,538	DIRECTV Group, Inc. (The)*	1,505,672
		8,302,273
	Casino/Gaming (0.2%)
15,627	Harrah’s Entertainment, Inc.	1,340,328
27,828	International Game Technology	1,062,195
		2,402,523
	Chemicals: Agricultural (0.3%)
45,496	Monsanto Co.	3,172,891
	Chemicals: Major Diversified (0.8%)
79,795	Dow Chemical Co. (The)	3,401,661
77,320	E.I. du Pont de Nemours & Co.	3,769,350
7,042	Eastman Chemical Co.	470,124
9,760	Hercules Inc.	203,203
11,914	Rohm & Haas Co.	673,618
		8,517,956
	Chemicals: Specialty (0.4%)
18,132	Air Products & Chemicals, Inc.	1,632,061
4,677	Ashland Inc.	279,638
26,678	Praxair, Inc.	2,018,457
10,992	Sigma-Aldrich Corp.	492,442
		4,422,598
	Coal (0.1%)
15,243	CONSOL Energy, Inc.	607,891
22,180	Peabody Energy Corp.	942,872
		1,550,763
	Commercial Printing/Forms (0.1%)
18,424	Donnelley (R.R.) & Sons Co.	$659,948
	Computer Communications (1.6%)
37,657	Avaya Inc.*	633,767
508,218	Cisco Systems, Inc.*	16,222,319
47,404	Juniper Networks, Inc.*	1,560,540
13,314	QLogic Corp.*	177,076
		18,593,702
	Computer Peripherals (0.4%)
175,659	EMC Corp.*	3,453,456
7,916	Lexmark International, Inc. (Class A)*	294,950
31,061	Network Appliance, Inc.*	865,359
45,128	Seagate Technology Inc. (Escrow) (a)*	0
		4,613,765
	Computer Processing Hardware (2.5%)
72,404	Apple Inc.*	10,026,506
190,154	Dell Inc.*	5,371,851
219,224	Hewlett-Packard Co.	10,818,704
15,059	NCR Corp.*	749,486
298,861	Sun Microsystems, Inc.*	1,601,895
		28,568,442
	Construction Materials (0.1%)
7,977	Vulcan Materials Co.	718,010
	Containers/Packaging (0.2%)
8,546	Ball Corp.	447,639
8,756	Bemis Company, Inc.	261,542
10,914	Pactiv Corp.*	319,235
13,523	Sealed Air Corp.	357,683
8,858	Temple-Inland Inc.	487,899
		1,873,998
	Contract Drilling (0.5%)
12,480	ENSCO International Inc.	676,666
23,566	Nabors Industries, Ltd. (Bermuda)*	697,318
22,438	Noble Corp. (Cayman Islands)	1,100,808
9,262	Rowan Companies, Inc.	347,695
24,121	Transocean Inc. (Cayman Islands)*	2,534,876
		5,357,363

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Data Processing Services (0.8%)
8,301	Affiliated Computer Services, Inc. (Class A)*	$415,299
46,311	Automatic Data Processing, Inc.	2,118,265
14,500	Computer Sciences Corp.*	811,275
11,460	Convergys Corp.*	191,955
13,694	Fidelity National Information Services, Inc.	649,096
63,151	First Data Corp.	2,097,876
14,079	Fiserv, Inc.*	654,955
28,454	Paychex, Inc.	1,264,211
64,678	Western Union Co.	1,217,887
		9,420,819
	Department Stores (0.4%)
5,172	Dillard’s, Inc. (Class A)	122,783
27,007	Kohl’s Corp.*	1,601,515
38,474	Macy’s, Inc.	1,220,395
18,833	Penney (J.C.) Co., Inc.	1,294,957
		4,239,650
	Discount Stores (1.6%)
9,166	Big Lots, Inc.*	272,872
37,388	Costco Wholesale Corp.	2,308,709
12,624	Family Dollar Stores, Inc.	369,631
6,893	Sears Holdings Corp.*	989,559
71,277	Target Corp.	4,699,292
202,925	Wal-Mart Stores, Inc.	8,853,618
		17,493,681
	Drugstore Chains (0.8%)
129,204	CVS Caremark Corp.	4,886,495
83,778	Walgreen Co.	3,775,874
		8,662,369
	Electric Utilities (3.1%)
55,883	AES Corp. (The)*	1,012,041
13,871	Allegheny Energy, Inc.*	715,882
17,266	Ameren Corp.	876,767
33,380	American Electric Power Co., Inc.	1,484,742
26,853	CenterPoint Energy, Inc.	435,556
18,792	CMS Energy Corp.	306,685
22,645	Consolidated Edison, Inc.	1,040,311
15,125	Constellation Energy Group, Inc.	1,254,468
24,478	Dominion Resources, Inc.	$2,085,036
14,738	DTE Energy Co.	704,624
105,428	Duke Energy Corp.	1,933,550
27,273	Edison International	1,437,560
16,513	Entergy Corp.	1,711,077
56,307	Exelon Corp.	3,979,216
25,517	FirstEnergy Corp.	1,567,764
34,021	FPL Group, Inc.	2,001,796
6,335	Integrys Energy Group, Inc.	317,827
29,424	PG&E Corp.	1,309,368
8,391	Pinnacle West Capital Corp.	334,297
32,236	PPL Corp.	1,555,709
21,279	Progress Energy, Inc.	976,281
21,159	Public Service Enterprise Group, Inc.	1,798,303
62,933	Southern Co. (The)	2,233,492
17,544	TECO Energy, Inc.	277,897
38,435	TXU Corp.	2,590,519
34,230	Xcel Energy, Inc.	705,480
		34,646,248
	Electrical Products (0.4%)
15,322	Cooper Industries Ltd. (Class A) (Bermuda)	784,027
66,571	Emerson Electric Co.	3,277,290
11,890	Molex Inc.	310,924
		4,372,241
	Electronic Components (0.4%)
15,002	Jabil Circuit, Inc.	333,044
18,783	MEMC Electronic Materials, Inc.*	1,153,652
19,103	SanDisk Corp.*	1,070,914
75,676	Solectron Corp.*	293,623
41,487	Tyco Electronics Ltd.	1,446,652
		4,297,885
	Electronic Equipment/Instruments (0.3%)
33,145	Agilent Technologies, Inc.*	1,206,478
17,678	JDS Uniphase Corp.*	257,392
13,205	Rockwell Automation, Inc.	930,424
6,840	Tektronix, Inc.	219,906
78,464	Xerox Corp.*	1,344,088
		3,958,288

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (0.3%)
115,683	Applied Materials, Inc.	$2,470,989
16,041	KLA-Tencor Corp.	921,876
10,577	Novellus Systems, Inc.*	289,492
15,881	Teradyne, Inc.*	236,468
		3,918,825
	Electronics/Appliance Stores (0.2%)
33,887	Best Buy Co., Inc.	1,489,333
11,577	Circuit City Stores – Circuit City Group	125,958
11,347	RadioShack Corp.	269,718
		1,885,009
	Electronics/Appliances (0.2%)
24,082	Eastman Kodak Co.	642,267
5,453	Harman International Industries, Inc.	618,316
6,606	Whirlpool Corp.	636,884
		1,897,467
	Engineering & Construction (0.1%)
7,381	Fluor Corp.	938,494
	Environmental Services (0.2%)
21,370	Allied Waste Industries, Inc.*	272,895
43,313	Waste Management, Inc.	1,631,601
		1,904,496
	Finance/Rental/Leasing (1.4%)
12,700	American Capital Strategies, Ltd.	524,383
34,591	Capital One Financial Corp.	2,236,654
16,054	CIT Group, Inc.	603,149
49,672	Countrywide Financial Corp.	985,989
44,112	Discover Financial Services	1,020,752
81,453	Fannie Mae	5,344,131
55,377	Freddie Mac	3,411,777
5,119	Ryder System, Inc.	280,265
34,439	SLM Corp.	1,731,593
		16,138,693
	Financial Conglomerates (3.8%)
99,498	American Express Co.	5,832,573
414,061	Citigroup, Inc.	19,411,180
285,959	JPMorgan Chase & Co.	12,730,895
6,300	Leucadia National Corp.*	$279,594
22,416	Principal Financial Group, Inc.	1,243,864
39,142	Prudential Financial, Inc.	3,514,169
		43,012,275
	Financial Publishing/Services (0.2%)
12,177	Equifax, Inc.	469,058
28,729	McGraw-Hill Companies, Inc. (The)	1,449,665
19,252	Moody’s Corp.	882,704
		2,801,427
	Food Distributors (0.2%)
51,728	SYSCO Corp.	1,726,681
	Food Retail (0.4%)
59,263	Kroger Co. (The)	1,575,211
36,966	Safeway Inc.	1,172,931
17,396	SUPERVALU, Inc.	733,241
11,834	Whole Foods Market, Inc.	523,773
		4,005,156
	Food: Major Diversified (1.0%)
18,162	Campbell Soup Co.	685,616
41,695	ConAgra Foods Inc.	1,071,978
28,994	General Mills, Inc.	1,620,185
27,193	Heinz (H.J.) Co.	1,226,132
20,969	Kellogg Co.	1,151,827
134,278	Kraft Foods Inc. (Class A)	4,304,953
61,491	Sara Lee Corp.	1,021,980
		11,082,671
	Food: Meat/Fish/Dairy (0.1%)
10,882	Dean Foods Co.	292,291
21,162	Tyson Foods, Inc. (Class A)	456,041
		748,332
	Food: Specialty/Candy (0.2%)
14,350	Hershey Co. (The)	667,275
10,898	McCormick & Co., Inc. (Non-Voting)	390,584
18,048	Wrigley (Wm.) Jr. Co.	1,051,296
		2,109,155
	Forest Products (0.1%)
18,074	Weyerhaeuser Co.	1,232,105

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Gas Distributors (0.4%)
33,675	Dynegy, Inc. (Class A)*	$272,431
3,769	Nicor Inc.	156,640
22,942	NiSource, Inc.	432,227
14,433	Questar Corp.	721,217
22,083	Sempra Energy	1,215,227
52,890	Spectra Energy Corp.	1,229,693
		4,027,435
	Home Building (0.1%)
9,998	Centex Corp.	289,042
22,875	D.R. Horton, Inc.	345,641
6,431	KB Home	195,117
11,655	Lennar Corp. (Class A)	329,487
17,784	Pulte Homes, Inc.	295,926
		1,455,213
	Home Furnishings (0.1%)
14,829	Leggett & Platt, Inc.	302,512
23,346	Newell Rubbermaid, Inc.	602,093
		904,605
	Home Improvement Chains (1.0%)
165,253	Home Depot, Inc. (The)	6,330,842
125,985	Lowe’s Companies, Inc.	3,913,094
9,163	Sherwin-Williams Co.	632,339
		10,876,275
	Hospital/Nursing Management (0.0%)
6,125	Manor Care, Inc.	391,326
39,596	Tenet Healthcare Corp.*	134,230
		525,556
	Hotels/Resorts/Cruiselines (0.5%)
37,033	Carnival Corp (Panama) (Units) †	1,688,334
32,626	Hilton Hotels Corp.	1,499,165
27,489	Marriott International, Inc. (Class A)	1,221,061
18,006	Starwood Hotels & Resorts Worldwide, Inc.	1,100,527
15,260	Wyndham Worldwide Corp.	486,794
		5,995,881
	Household/Personal Care (2.2%)
36,736	Avon Products, Inc.	1,261,882
12,704	Clorox Co. (The)	759,699
42,816	Colgate-Palmolive Co.	$2,839,557
9,876	Estee Lauder Companies, Inc. (The) (Class A)	410,743
6,500	International Flavors & Fragrances, Inc.	326,495
35,705	Kimberly-Clark Corp.	2,452,576
263,593	Procter & Gamble Co. (The)	17,215,259
		25,266,211
	Industrial Conglomerates (5.0%)
60,288	3M Co.	5,485,605
19,930	Danaher Corp.	1,547,764
861,210	General Electric Co.**	33,475,233
65,269	Honeywell International, Inc.	3,664,854
25,249	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,311,180
15,212	ITT Corp.	1,034,264
21,002	Textron, Inc.	1,225,257
41,487	Tyco International Ltd. (Bermuda)	1,832,066
83,243	United Technologies Corp.	6,212,425
		55,788,648
	Industrial Machinery (0.3%)
34,486	Illinois Tool Works Inc.	2,006,051
9,696	Parker Hannifin Corp.	1,042,029
		3,048,080
	Industrial Specialties (0.1%)
14,671	Ecolab Inc.	611,194
13,743	PPG Industries, Inc.	1,008,049
		1,619,243
	Information Technology Services (1.4%)
15,117	Citrix Systems, Inc.*	549,503
12,034	Cognizant Technology Solutions Corp. (Class A)*	884,619
42,596	Electronic Data Systems Corp.	975,022
114,349	International Business Machines Corp.	13,343,385
29,110	Unisys Corp.*	214,541
		15,967,070

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Insurance Brokers/Services (0.2%)
24,578	AON Corp.	$1,064,719
46,494	Marsh & McLennan Companies, Inc.	1,239,065
		2,303,784
	Integrated Oil (6.2%)
179,910	Chevron Corp.	15,788,902
136,814	ConocoPhillips	11,203,698
471,555	Exxon Mobil Corp.	40,426,410
22,841	Hess Corp.	1,401,752
15,748	Murphy Oil Corp.	959,683
		69,780,445
	Internet Retail (0.2%)
26,034	Amazon.com, Inc.*	2,080,377
18,291	IAC/InterActiveCorp.*	508,307
		2,588,684
	Internet Software/Services (1.1%)
13,805	Akamai Technologies, Inc.*	444,797
18,256	Google, Inc. (Class A)*	9,406,404
20,520	VeriSign, Inc.*	660,744
101,243	Yahoo!, Inc.*	2,301,253
		12,813,198
	Investment Banks/Brokers (2.3%)
19,692	Ameriprise Financial, Inc.	1,201,409
9,964	Bear Stearns Companies, Inc. (The)	1,082,688
3,033	CME Group Inc.	1,682,708
35,732	E*TRADE Group, Inc.*	556,705
34,193	Goldman Sachs Group, Inc. (The)	6,018,310
44,585	Lehman Brothers Holdings Inc.	2,444,596
72,894	Merrill Lynch & Co., Inc.	5,372,288
98,268	Morgan Stanley (Note 4)	6,128,975
79,004	Schwab (Charles) Corp. (The)	1,564,279
		26,051,958
	Investment Managers (0.6%)
7,414	Federated Investors, Inc. (Class B)	260,305
13,792	Franklin Resources, Inc.	1,817,372
15,520	Janus Capital Group, Inc.	412,677
11,008	Legg Mason, Inc.	$955,715
22,235	Price (T.) Rowe Group, Inc.	1,141,100
29,196	State Street Corp.	1,791,467
		6,378,636
	Life/Health Insurance (0.9%)
40,945	AFLAC, Inc.	2,182,778
35,018	Genworth Financial Inc. (Class A)	1,014,821
22,666	Lincoln National Corp.	1,379,906
62,079	MetLife, Inc.	3,976,160
7,994	Torchmark Corp.	492,111
28,696	UnumProvident Corp.	702,191
		9,747,967
	Major Banks (5.1%)
371,481	Bank of America Corp.	18,826,657
94,550	Bank of New York Mellon Corp.	3,822,657
45,417	BB&T Corp.	1,804,417
13,054	Comerica, Inc.	728,152
29,498	Huntington Bancshares, Inc.	507,661
32,839	KeyCorp	1,093,539
48,196	National City Corp.	1,296,954
28,873	PNC Financial Services Group, Inc.	2,031,793
58,990	Regions Financial Corp.	1,846,387
29,853	SunTrust Banks, Inc.	2,350,924
145,547	U.S. Bancorp	4,708,445
160,165	Wachovia Corp.	7,844,882
279,567	Wells Fargo & Co.	10,215,378
		57,077,846
	Major Telecommunications (3.4%)
28,920	ALLTEL Corp.	1,974,079
516,112	AT&T Inc.	20,577,385
12,645	Embarq Corp.	789,301
242,223	Sprint Nextel Corp.	4,582,859
243,037	Verizon Communications, Inc.	10,178,390
		38,102,014
	Managed Health Care (1.3%)
43,227	Aetna, Inc.	2,200,686
24,091	CIGNA Corp.	1,245,023
13,086	Coventry Health Care, Inc.*	750,744
14,066	Humana, Inc.*	901,490

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
112,174	UnitedHealth Group Inc.	$5,609,822
51,368	WellPoint Inc.*	4,139,747
		14,847,512
	Media Conglomerates (1.7%)
61,321	CBS Corp. (Class B)	1,932,225
165,880	Disney (Walt) Co. (The)	5,573,568
194,975	News Corp. (Class A)	3,944,344
316,877	Time Warner, Inc.	6,014,325
57,686	Viacom Inc. (Class B)*	2,276,290
		19,740,752
	Medical Distributors (0.4%)
15,995	AmerisourceBergen Corp.	765,361
32,198	Cardinal Health, Inc.	2,201,699
24,727	McKesson Corp.	1,414,632
11,647	Patterson Companies, Inc.*	428,376
		4,810,068
	Medical Specialties (2.1%)
15,365	Applera Corp. – Applied Biosystems Group	485,688
8,645	Bard (C.R.), Inc.	720,907
4,549	Bausch & Lomb, Inc.	287,497
54,538	Baxter International, Inc.	2,986,501
20,508	Becton, Dickinson & Co.	1,577,886
19,017	Biomet, Inc.	871,549
99,325	Boston Scientific Corp.*	1,274,340
41,487	Covidien Ltd. (Bermuda)	1,652,427
13,043	Hospira, Inc.*	504,112
96,396	Medtronic, Inc.	5,093,565
10,263	Pall Corp.	391,328
10,025	PerkinElmer, Inc.	274,785
28,320	St. Jude Medical, Inc.*	1,233,902
24,998	Stryker Corp.	1,669,866
35,319	Thermo Fisher Scientific, Inc.*	1,915,349
10,670	Varian Medical Systems, Inc.*	430,961
8,446	Waters Corp.*	520,020
19,820	Zimmer Holdings, Inc.*	1,552,501
		23,443,184
	Miscellaneous Commercial Services (0.0%)
11,289	Cintas Corp.	413,742
	Miscellaneous Manufacturing (0.1%)
17,111	Dover Corp.	845,283
	Motor Vehicles (0.3%)
159,663	Ford Motor Co.*	$1,246,968
47,358	General Motors Corp.	1,455,785
21,559	Harley-Davidson, Inc.	1,159,659
		3,862,412
	Multi-Line Insurance (1.7%)
217,161	American International Group, Inc.	14,332,626
26,508	Hartford Financial Services Group, Inc. (The)	2,356,826
37,312	Loews Corp.	1,754,037
8,888	SAFECO Corp.*	515,682
		18,959,171
	Office Equipment/Supplies (0.1%)
7,670	Avery Dennison Corp.	458,589
18,386	Pitney Bowes, Inc.	821,303
		1,279,892
	Oil & Gas Pipelines (0.2%)
58,616	El Paso Corp.	930,236
50,130	Williams Companies, Inc. (The)	1,554,030
		2,484,266
	Oil & Gas Production (1.3%)
38,835	Anadarko Petroleum Corp.	1,902,138
27,721	Apache Corp.	2,145,051
34,275	Chesapeake Energy Corp.	1,105,711
37,235	Devon Energy Corp.	2,804,168
20,475	EOG Resources, Inc.	1,379,196
69,798	Occidental Petroleum Corp.	3,956,849
32,091	XTO Energy, Inc.	1,744,467
		15,037,580
	Oil Refining/Marketing (0.6%)
57,421	Marathon Oil Corp.	3,094,418
10,166	Sunoco, Inc.	743,541
45,955	Valero Energy Corp.	3,148,377
		6,986,336
	Oilfield Services/Equipment (1.7%)
26,815	Baker Hughes Inc.	2,248,706
24,555	BJ Services Co.	609,210
76,514	Halliburton Co.	2,646,619
14,868	National-Oilwell Varco, Inc.*	1,903,104

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
98,656	Schlumberger Ltd. (Netherlands Antilles)	$9,520,304
16,781	Smith International, Inc.	1,124,495
28,235	Weatherford International Ltd. (Bermuda)*	1,648,359
		19,700,797
	Other Consumer Services (0.4%)
11,715	Apollo Group, Inc. (Class A)*	687,319
27,032	Block (H&R), Inc.	536,315
94,757	eBay, Inc.*	3,231,214
		4,454,848
	Other Consumer Specialties (0.1%)
12,787	Fortune Brands, Inc.	1,062,472
	Packaged Software (3.0%)
49,221	Adobe Systems, Inc.*	2,104,198
19,353	Autodesk, Inc.*	896,431
17,074	BMC Software, Inc.*	522,806
34,433	CA Inc.	867,367
25,209	Compuware Corp.*	204,445
28,676	Intuit Inc.*	783,142
704,728	Microsoft Corp.	20,246,835
29,155	Novell, Inc.*	216,913
331,359	Oracle Corp.*	6,719,960
75,423	Symantec Corp.*	1,418,707
		33,980,804
	Personnel Services (0.1%)
10,932	Monster Worldwide, Inc.*	373,874
13,917	Robert Half International, Inc.	444,509
		818,383
	Pharmaceuticals: Generic Drugs (0.1%)
9,187	Barr Pharmaceuticals Inc.*	467,435
20,794	Mylan Laboratories, Inc.	313,989
8,583	Watson Pharmaceuticals, Inc.*	255,945
		1,037,369
	Pharmaceuticals: Major (5.7%)
128,942	Abbott Laboratories	6,693,379
164,745	Bristol-Myers Squibb Co.	4,802,317
82,589	Eli Lilly & Co.	4,736,479
242,468	Johnson & Johnson	14,982,098
181,420	Merck & Co., Inc.	9,101,841
587,491	Pfizer, Inc.	$14,593,276
124,675	Schering-Plough Corp.	3,742,744
112,602	Wyeth	5,213,473
		63,865,607
	Pharmaceuticals: Other (0.3%)
25,741	Allergan, Inc.	1,544,717
26,608	Forest Laboratories, Inc.*	1,001,259
20,397	King Pharmaceuticals, Inc.*	306,567
		2,852,543
	Precious Metals (0.4%)
31,426	Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,747,261
37,761	Newmont Mining Corp.	1,595,780
		4,343,041
	Property – Casualty Insurers (1.1%)
27,252	ACE Ltd. (Cayman Islands)	1,574,076
50,845	Allstate Corp. (The)	2,783,764
33,607	Chubb Corp. (The)	1,718,326
14,371	Cincinnati Financial Corp.	605,594
61,628	Progressive Corp. (The)	1,253,513
55,583	Travelers Companies, Inc. (The)	2,809,165
15,565	XL Capital Ltd. (Class A) (Cayman Islands)	1,186,053
		11,930,491
	Publishing: Books/Magazines (0.0%)
3,261	Meredith Corp.	182,290
	Publishing: Newspapers (0.2%)
5,471	Dow Jones & Co., Inc.	323,063
19,644	Gannett Co., Inc.	923,268
12,047	New York Times Co. (The) (Class A)	264,793
6,978	Scripps (E.W.) Co. (Class A)	286,796
7,074	Tribune Co.	194,889
		1,992,809
	Pulp & Paper (0.2%)
36,461	International Paper Co.	1,280,146
15,439	MeadWestvaco Corp.	487,718
		1,767,864

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Railroads (0.7%)
29,810	Burlington Northern Santa Fe Corp.	$2,419,082
36,594	CSX Corp.	1,500,354
32,916	Norfolk Southern Corp.	1,685,628
22,664	Union Pacific Corp.	2,528,622
		8,133,686
	Real Estate Development (0.0%)
15,695	CB Richard Ellis Group, Inc. (Class A)*	463,316
	Real Estate Investment Trusts (1.2%)
8,133	Apartment Investment & Management Co. (Class A)	363,545
18,660	Archstone-Smith Trust	1,097,208
6,500	AvalonBay Communities, Inc.	743,470
9,962	Boston Properties, Inc.	996,897
10,459	Developers Diversified Realty Corp.	559,347
24,338	Equity Residential	979,361
17,900	General Growth Properties, Inc.	889,809
43,700	Host Hotels & Resorts Inc.	974,073
18,986	Kimco Realty Corp.	812,981
14,796	Plum Creek Timber Co., Inc.	620,396
21,479	ProLogis	1,292,177
10,275	Public Storage, Inc.	778,640
18,699	Simon Property Group, Inc.	1,774,909
10,933	Vornado Realty Trust	1,165,348
		13,048,161
	Recreational Products (0.2%)
7,564	Brunswick Corp.	190,235
25,953	Electronic Arts Inc.*	1,373,952
13,341	Hasbro, Inc.	376,350
32,926	Mattel, Inc.	712,189
		2,652,726
	Regional Banks (0.6%)
16,020	Commerce Bancorp, Inc.	588,415
11,025	Compass Bancshares, Inc.	720,484
46,046	Fifth Third Bancorp	1,643,382
10,526	First Horizon National Corp.	322,938
6,342	M&T Bank Corp.	671,491
21,690	Marshall & Ilsley Corp.	948,070
15,795	Northern Trust Corp.	$970,761
27,371	Synovus Financial Corp.	755,987
9,208	Zions Bancorporation	650,085
		7,271,613
	Restaurants (0.8%)
11,835	Darden Restaurants, Inc.	492,336
99,938	McDonald’s Corp.	4,921,947
62,010	Starbucks Corp.*	1,708,376
7,304	Wendy’s International, Inc.	240,229
43,847	Yum! Brands, Inc.	1,434,674
		8,797,562
	Savings Banks (0.3%)
40,559	Hudson City Bancorp, Inc.	576,749
30,228	Sovereign Bancorp, Inc.	546,522
74,420	Washington Mutual, Inc.	2,732,702
		3,855,973
	Semiconductors (2.3%)
46,077	Advanced Micro Devices, Inc.*	599,001
29,722	Altera Corp.	707,681
27,381	Analog Devices, Inc.	1,009,811
38,946	Broadcom Corp. (Class A)*	1,343,637
486,349	Intel Corp.	12,523,487
21,248	Linear Technology Corp.	722,220
64,485	LSI Logic Corp.*	444,302
26,845	Maxim Integrated Products, Inc.	805,618
63,314	Micron Technology, Inc.*	724,945
23,356	National Semiconductor Corp.	614,730
30,379	NVIDIA Corp.*	1,554,190
120,014	Texas Instruments Inc.	4,109,279
24,936	Xilinx, Inc.	637,614
		25,796,515
	Services to the Health Industry (0.5%)
22,805	Express Scripts, Inc.*	1,248,574
16,427	IMS Health Inc.	491,824
9,844	Laboratory Corp. of America Holdings*	764,485
23,450	Medco Health Solutions Inc.*	2,003,803
13,227	Quest Diagnostics Inc.	724,178
		5,232,864

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Specialty Insurance (0.2%)
8,532	Ambac Financial Group, Inc.	$535,980
8,306	Assurant, Inc.	428,091
10,949	MBIA Inc.	656,940
6,953	MGIC Investment Corp.	209,702
		1,830,713
	Specialty Stores (0.4%)
12,647	AutoNation, Inc.*	240,040
3,999	AutoZone, Inc.*	485,039
22,927	Bed Bath & Beyond Inc.*	794,191
23,144	Office Depot, Inc.*	565,871
6,307	OfficeMax Inc.	224,025
59,871	Staples, Inc.	1,421,936
11,446	Tiffany & Co.	587,523
		4,318,625
	Specialty Telecommunications (0.2%)
9,168	CenturyTel, Inc.	439,881
28,663	Citizens Communications Co.	415,900
130,027	Qwest Communications International, Inc.*	1,163,742
39,907	Windstream Corp.	569,872
		2,589,395
	Steel (0.3%)
8,551	Allegheny Technologies, Inc.	849,884
25,255	Nucor Corp.	1,335,990
9,904	United States Steel Corp.	935,730
		3,121,604
	Telecommunication Equipment (1.1%)
7,148	Ciena Corp.*	270,766
131,656	Corning, Inc.	3,076,801
193,754	Motorola, Inc.	3,284,130
139,523	QUALCOMM, Inc.	5,565,572
36,645	Tellabs, Inc.*	386,605
		12,583,874
	Tobacco (1.2%)
176,060	Altria Group, Inc.	12,220,325
14,322	Reynolds American, Inc.	946,971
13,408	UST, Inc.	660,746
		13,828,042
	Tools/Hardware (0.1%)
5,522	Black & Decker Corp.	$479,034
4,853	Snap-On, Inc.	237,700
6,980	Stanley Works (The)	396,045
		1,112,779
	Trucks/Construction/Farm Machinery (0.9%)
53,607	Caterpillar Inc.	4,061,802
8,729	Cummins Inc.	1,033,688
18,833	Deere & Co.	2,562,418
20,786	PACCAR, Inc.	1,778,242
8,630	Terex Corp.*	689,364
		10,125,514
	Wholesale Distributors (0.1%)
14,262	Genuine Parts Co.	708,536
5,946	Grainger (W.W.), Inc.	544,713
		1,253,249
	Total Common Stocks (Cost $801,542,233)	1,096,388,604
NUMBER OF WARRANTS
	Warrants (0.0%)
	Aerospace & Defense
317	Raytheon Co (expire 06/16/11)* (Cost $3,867)	8,201

NUMBER OF SHARES (000)
Short-Term Investment (b) (2.6%)
Investment Company
28,783	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $28,783,088)	28,783,088

Total Investments (Cost $830,329,188) (c) (d)	100.0%	1,125,179,893
Other Assets in Excess of Liabilities	0.0	402,734
Net Assets	100.0%	$1,125,582,627

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments August 31, 2007 continued

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,275,750.
†	Consists of one or more class of securities traded as a unit. Stocks with attached paired trust shares.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(c)	Securities have been designated as collateral in an amount equal to $28,930,920, in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $846,473,584. The aggregate gross unrealized appreciation is $347,083,095 and the aggregate gross unrealized depreciation is $68,376,786, resulting in net unrealized appreciation of $278,706,309.

Futures Contracts Open at August 31, 2007:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
265	Long	S&P 500 Index E-Mini September 2007	$19,566,275	$16,924
28	Long	S&P 500 Index September 2007	10,336,900	(321,041)
	Net Unrealized Depreciation			$(304,117)

Summary of Investments

SECTORS	VALUE		PERCENT OF TOTAL INVESTMENTS
Finance	$218,070,597		19.4%
Electronic Technology	123,034,927		10.9
Health Technology	104,162,484		9.3
Energy Minerals	93,355,124		8.3
Consumer Non-Durables	81,289,478		7.2
Producer Manufacturing	79,847,930		7.1
Technology Services	72,181,891		6.4
Retail Trade	58,211,558		5.2
Consumer Services	53,472,854		4.7
Communications	40,691,409		3.6
Utilities	38,673,683		3.4
Industrial Services	30,385,416		2.7
Investment Company	28,783,088		2.6
Process Industries	23,215,884		2.1
Health Services	20,605,932		1.8
Transportation	19,375,046		1.7
Consumer Durables	13,425,335		1.2
Non-Energy Minerals	12,073,669		1.1
Distribution Services	7,789,998		0.7
Commercial Services	6,533,590		0.6
	$1,125,179,893	‡	100.0%

‡	Does not include open futures contracts with an underlying face amount of $29,903,175 with net unrealized depreciation of $304,117.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Investments in securities, at value (cost $798,180,175)	$1,090,267,830
Investments in affiliates, at value (cost $32,149,013)	34,912,063
Cash	66,822
Receivable for:
Dividends	2,096,040
Variation margin	319,135
Shares of beneficial interest sold	203,627
Dividends from affiliates	110,475
Investments sold	105,439
Prepaid expenses and other assets	94,320
Total Assets	1,128,175,751
Liabilities:
Payable for:
Shares of beneficial interest redeemed	1,643,781
Distribution fee	542,401
Administration fee	164,449
Investments purchased	70,593
Investment advisory fee	33,832
Transfer agent fee	4,223
Accrued expenses and other payables	133,845
Total Liabilities	2,593,124
Net Assets	$1,125,582,627
Composition of Net Assets:
Paid-in-capital	$906,398,998
Net unrealized appreciation	294,546,588
Accumulated undistributed net investment income	10,346,791
Accumulated net realized loss	(85,709,750)
Net Assets	$1,125,582,627
Class A Shares:
Net Assets	$521,525,372
Shares Outstanding (unlimited authorized, $.01 par value)	32,574,652
Net Asset Value Per Share	$16.01
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$16.90
Class B Shares:
Net Assets	$376,771,055
Shares Outstanding (unlimited authorized, $.01 par value)	24,277,775
Net Asset Value Per Share	$15.52
Class C Shares:
Net Assets	$131,691,714
Shares Outstanding (unlimited authorized, $.01 par value)	8,517,526
Net Asset Value Per Share	$15.46
Class D Shares:
Net Assets	$95,594,486
Shares Outstanding (unlimited authorized, $.01 par value)	5,910,240
Net Asset Value Per Share	$16.17

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements continued

Statement of Operations

For the year ended August 31, 2007

Net Investment Income:
Income
Dividends	$22,253,176
Interest	896,645
Dividends from affiliates	320,921
Total Income	23,470,742
Expenses
Distribution fee (Class A shares)	1,214,198
Distribution fee (Class B shares)	4,703,008
Distribution fee (Class C shares)	1,347,687
Transfer agent fees and expenses	1,659,670
Investment advisory fee	1,443,341
Administration fee	962,228
Shareholder reports and notices	371,440
Custodian fees	100,880
Professional fees	62,798
Registration fees	40,456
Trustees’ fees and expenses	21,174
Other	209,364
Total Expenses	12,136,244
Less: amounts waived/reimbursed	(770,689)
Less: expense offset	(11,195)
Net Expenses	11,354,360
Net Investment Income	12,116,382
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	59,470,028
Investments in affiliates	328,766
Futures contracts	2,738,684
Capital gain distribution received	6,289
Net Realized Gain	62,543,767
Net Change in Unrealized Appreciation/Depreciation on:
Investments	87,952,912
Investments in affiliates	127,129
Futures contracts	(708,541)
Net Change in Unrealized Appreciation/Depreciation	87,371,500
Net Gain	149,915,267
Net Increase	$162,031,649

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$12,116,382	$12,871,794
Net realized gain	62,543,767	85,846,345
Net change in unrealized appreciation/depreciation	87,371,500	4,757,045
Net Increase	162,031,649	103,475,184
Dividends to Shareholders from Net Investment Income:
Class A shares	(6,681,274)	(6,005,049)
Class B shares	(2,921,671)	(2,743,790)
Class C shares	(1,008,726)	(918,694)
Class D shares	(1,688,390)	(2,832,584)
Total Dividends	(12,300,061)	(12,500,117)
Net decrease from transactions in shares of beneficial interest	(240,962,562)	(432,179,599)
Net Decrease	(91,230,974)	(341,204,532)
Net Assets:
Beginning of period	1,216,813,601	1,558,018,133
End of Period (Including accumulated undistributed net investment income of $10,346,791 and $10,748,469, respectively)	$1,125,582,627	$1,216,813,601

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley S&P 500 Index Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor’s 500 Composite Stock Price Index (the ‘‘S&P 500 Index’’). The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2007 continued

foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2007 continued

2.   Investment Advisory/ Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

The Investment Adviser has agreed to cap the Fund’s operating expenses (except for brokerage and 12B-1 fees) by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent that such operating expenses exceed 0.34% of the average daily net assets of the Fund on an annualized basis.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $23,541,678 at August 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended August 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2007 continued

The Distributor has informed the Fund that for the year ended August 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $1,211, $737,444 and $9,792, respectively and received $160,288 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the year ended August 31, 2007, advisory fees paid were reduced by $2,091 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $212,801 for the year ended August 31, 2007. During the year ended August 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $65,722,669 and $36,939,581, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2007, aggregated $29,731,910 and $266,244,540, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Adviser, Administrator and Distributor, of $749,467, as well as a realized gain of $328,766. Included also in the aforementioned are sales with other Morgan Stanley funds of $173,440, including net realized gains of $33,332.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2007 continued

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures (‘‘futures contracts’’) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2007		FOR THE YEAR ENDED AUGUST 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,539,296	$54,614,316	3,523,424	$48,232,899
Conversion from Class B	6,618,766	102,760,105	8,733,166	118,493,975
Reinvestment of dividends	412,308	6,291,817	417,812	5,707,309
Redeemed	(9,876,598)	(152,182,616)	(11,032,502)	(151,017,548)
Net increase – Class A	693,772	11,483,622	1,641,900	21,416,635
CLASS B SHARES
Sold	933,431	13,996,770	969,408	12,810,167
Conversion to Class A	(6,815,658)	(102,760,105)	(9,016,741)	(118,493,975)
Reinvestment of dividends	178,146	2,649,028	185,895	2,470,551
Redeemed	(8,941,083)	(134,090,687)	(16,731,749)	(221,399,022)
Net decrease – Class B	(14,645,164)	(220,204,994)	(24,593,187)	(324,612,279)
CLASS C SHARES
Sold	698,056	10,465,417	601,770	7,996,284
Reinvestment of dividends	62,857	930,915	65,154	863,945
Redeemed	(1,875,401)	(28,056,828)	(3,019,678)	(39,979,002)
Net decrease – Class C	(1,114,488)	(16,660,496)	(2,352,754)	(31,118,773)
CLASS D SHARES
Sold	748,417	11,705,728	1,258,674	17,358,915
Reinvestment of dividends	94,934	1,461,039	159,078	2,190,504
Redeemed	(1,842,680)	(28,747,461)	(8,550,208)	(117,414,601)
Net decrease – Class D	(999,329)	(15,580,694)	(7,132,456)	(97,865,182)
Net decrease in Fund	(16,065,209)	$(240,962,562)	(32,436,497)	$(432,179,599)

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2007 continued

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED AUGUST 31, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
Ordinary income	$12,300,061	$12,500,117

As of August 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$10,288,309
Undistributed long-term gains	—
Net accumulated earnings	10,288,309
Capital loss carryforward*	(69,803,680)
Temporary differences	(7,309)
Net unrealized appreciation	278,706,309
Total accumulated earnings	$219,183,629

*   During the year ended August 31, 2007, the Fund utilized $60,666,280 of its net capital loss carryforward. As of August 31, 2007, the Fund had a net capital loss carryforward of $69,803,680 of which $45,050,748 will expire on August 31, 2011 and $24,752,932 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

As of August 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.

Morgan Stanley S&P 500 Index Fund

Notes to Financial Statements August 31, 2007 continued

Permanent differences, due to tax adjustments on real estate investment trusts held by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(217,999)	$217,999	—

8.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

9.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley S&P 500 Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.17		$13.27	$12.03	$10.97	$9.91
Income from investment operations:
Net investment income‡	0.21		0.18	0.19	0.12	0.11
Net realized and unrealized gain	1.85		0.91	1.23	1.05	1.01
Total income from investment operations	2.06		1.09	1.42	1.17	1.12
Less dividends from net investment income	(0.22)		(0.19)	(0.18)	(0.11)	(0.06)
Net asset value, end of period	$16.01		$14.17	$13.27	$12.03	$10.97
Total Return†	14.60%		8.24%	11.81%	10.70%	11.36%
Ratios to Average Net Assets(1)(3):
Total expenses (before expense offset)	0.58	% (2)	0.62%	0.64%	0.70%	0.70%
Net investment income	1.37	% (2)	1.32%	1.52%	1.03%	1.11%
Supplemental Data:
Net assets, end of period, in millions	$521		$452	$401	$301	$233
Portfolio turnover rate	3%		4%	3%	2%	2%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2007	0.65%	1.30%
August 31, 2006	0.66	1.28
August 31, 2005	0.65	1.51
August 31, 2004	0.77	0.96
August 31, 2003	0.82	0.99

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.72		$12.83	$11.62	$10.60	$9.60
Income from investment operations:
Net investment income‡	0.09		0.07	0.10	0.03	0.03
Net realized and unrealized gain	1.79		0.87	1.18	1.02	0.97
Total income from investment operations	1.88		0.94	1.28	1.05	1.00
Less dividends from net investment income	(0.08)		(0.05)	(0.07)	(0.03)	—
Net asset value, end of period	$15.52		$13.72	$12.83	$11.62	$10.60
Total Return†	13.76%		7.35%	11.04%	9.88%	10.42%
Ratios to Average Net Assets(1)(3):
Total expenses (before expense offset)	1.34	% (2)	1.38%	1.40%	1.46%	1.50%
Net investment income	0.61	% (2)	0.56%	0.76%	0.27%	0.31%
Supplemental Data:
Net assets, end of period, in millions	$377		$534	$815	$1,108	$1,160
Portfolio turnover rate	3%		4%	3%	2%	2%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2007	1.41%	0.54%
August 31, 2006	1.42	0.52
August 31, 2005	1.41	0.75
August 31, 2004	1.53	0.20
August 31, 2003	1.62	0.19

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.70		$12.83	$11.61	$10.60	$9.60
Income from investment operations:
Net investment income‡	0.09		0.08	0.10	0.03	0.03
Net realized and unrealized gain	1.78		0.87	1.20	1.01	0.97
Total income from investment operations	1.87		0.95	1.30	1.04	1.00
Less dividends from net investment income	(0.11)		(0.08)	(0.08)	(0.03)	—
Net asset value, end of period	$15.46		$13.70	$12.83	$11.61	$10.60
Total Return†	13.68%		7.45%	11.18%	9.85%	10.42%
Ratios to Average Net Assets(1)(3):
Total expenses (before expense offset)	1.33	% (2)	1.34%	1.34%	1.46%	1.49%
Net investment income	0.62	% (2)	0.60%	0.82%	0.27%	0.32%
Supplemental Data:
Net assets, end of period, in millions	$132		$132	$154	$173	$161
Portfolio turnover rate	3%		4%	3%	2%	2%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2007	1.40%	0.55%
August 31, 2006	1.38	0.56
August 31, 2005	1.35	0.81
August 31, 2004	1.53	0.20
August 31, 2003	1.61	0.20

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.31		$13.40	$12.14	$11.06	$10.00
Income from investment operations:
Net investment income‡	0.25		0.21	0.23	0.15	0.13
Net realized and unrealized gain	1.86		0.92	1.24	1.06	1.02
Total income from investment operations	2.11		1.13	1.47	1.21	1.15
Less dividends from net investment income	(0.25)		(0.22)	(0.21)	(0.13)	(0.09)
Net asset value, end of period	$16.17		$14.31	$13.40	$12.14	$11.06
Total Return†	14.86%		8.46%	12.11%	10.97%	11.59%
Ratios to Average Net Assets(1)(3):
Total expenses (before expense offset)	0.34	% (2)	0.38%	0.40%	0.46%	0.50%
Net investment income	1.61	% (2)	1.56%	1.76%	1.27%	1.31%
Supplemental Data:
Net assets, end of period, in millions	$96		$99	$188	$198	$180
Portfolio turnover rate	3%		4%	3%	2%	2%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
August 31, 2007	0.41%	1.54%
August 31, 2006	0.42	1.52
August 31, 2005	0.41	1.75
August 31, 2004	0.53	1.20
August 31, 2003	0.62	1.19

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley S&P 500 Index Fund (the ‘‘Fund’’), including the portfolio of investments, as of August 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley S&P 500 Index Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 22, 2007

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2007); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Morgan Stanley S&P 500 Index Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)

During the fiscal year ended August 31, 2007, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund’s ordinary dividends paid during the fiscal year ended August 31, 2007 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

SPIANN-MN-IUIU07-04113P-T08/07	MORGAN STANLEY FUNDS
Morgan Stanley S&P 500 Index Fund Annual Report August 31, 2007

Item 2. Code of Ethics.

(a)   The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c)   Not applicable.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

                                        2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

      2007

                                        REGISTRANT          COVERED ENTITIES(1)
         AUDIT FEES .................   $   29,550          N/A

         NON-AUDIT FEES
             AUDIT-RELATED FEES .....   $                   $    5,041,000(2)
             TAX FEES ...............   $    5,400(3)       $      761,000(4)
             ALL OTHER FEES .........   $       --          $
         TOTAL NON-AUDIT FEES .......   $    5,400          $    5,802,000

         TOTAL ......................   $   34,950          $    5,802,000

      2006

                                        REGISTRANT          COVERED ENTITIES(1)
         AUDIT FEES .................   $   27,789          N/A

         NON-AUDIT FEES
             AUDIT-RELATED FEES .....          540(2)       $    5,328,768(2)
             TAX FEES ...............   $    5,481(3)       $    1,640,675(4)
             ALL OTHER FEES .........   $       --          $
         TOTAL NON-AUDIT FEES .......   $    6,021          $    6,969,443

         TOTAL ......................   $   33,810          $    6,969,443

            N/A- Not applicable, as not required by Item 4.

            (1)   Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common
                  control with the Adviser that provides ongoing services to the
                  Registrant.

            (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

            (3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
                  review of the Registrant's tax returns.

            (4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered
                  Entities' tax returns.

                                        3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1.    STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

__________________
(1)   This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
      Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                        4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

      2.    DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3.    AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4.    AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                        5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5.    TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

      6.    ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8.    PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                        6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

      9.    ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10.   COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

            Morgan Stanley Retail Funds
            ---------------------------
            Morgan Stanley Investment Advisors Inc.
            Morgan Stanley & Co. Incorporated
            Morgan Stanley DW Inc.
            Morgan Stanley Investment Management Inc.
            Morgan Stanley Investment Management Limited
            Morgan Stanley Investment Management Private Limited
            Morgan Stanley Asset & Investment Trust Management Co., Limited
            Morgan Stanley Investment Management Company
            Van Kampen Asset Management
            Morgan Stanley Services Company, Inc.
            Morgan Stanley Distributors Inc.
            Morgan Stanley Trust FSB

                                        7

            Morgan Stanley Institutional Funds
            ----------------------------------
            Morgan Stanley Investment Management Inc.
            Morgan Stanley Investment Advisors Inc.
            Morgan Stanley Investment Management Limited
            Morgan Stanley Investment Management Private Limited
            Morgan Stanley Asset & Investment Trust Management Co., Limited
            Morgan Stanley Investment Management Company
            Morgan Stanley & Co. Incorporated
            Morgan Stanley Distribution, Inc.
            Morgan Stanley AIP GP LP
            Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h)   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

      (a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange
            Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                        8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                        9

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007

                                        10

                                                                    EXHIBIT 12 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.    This Code of Ethics (the "Code") for the investment companies within the
      Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
      President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

      o     honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

      o     full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the
            Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

      o     compliance with applicable laws and governmental rules and regulations;

      o     prompt internal reporting of violations of the Code to an
            appropriate person or persons identified in the Code; and

      o     accountability for adherence to the Code.

            Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.   COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
      INTEREST

      OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

      Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment

                                       11

Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

      Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

      Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

      Each Covered Officer must not:

      o     use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

      o     cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

      o     use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in
            contemplation of the market effect of such transactions.

                                       12

      Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

      Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

      o     service or significant business relationships as a director on the board of any public or private company;

      o     accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is
            business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

      o     any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

      o     a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.  DISCLOSURE AND COMPLIANCE

      o     Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
            Funds;

      o     each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
            Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

      o     each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

      o     it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.   REPORTING AND ACCOUNTABILITY

      Each Covered Officer must:

      o     upon adoption of the Code (thereafter as applicable, upon becoming a
            Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

      o     annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

      o     not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

      o     notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

      The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

      The Funds will follow these procedures in investigating and enforcing this
Code:

      o     the General Counsel will take all appropriate action to investigate any potential violations reported to him;

      o     if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

      o     any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

      o     if the directors/trustees/managing general partners who are not
            "interested persons" as defined by the Investment Company Act (the
            "Independent Directors/Trustees/Managing General Partners") of the
            relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

___________________
(2)   Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

            policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

      o     the Independent Directors/Trustees/Managing General Partners of the
            relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

      o     any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.    OTHER POLICIES AND PROCEDURES

      This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.   AMENDMENTS

      Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.  CONFIDENTIALITY

      All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

      The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       16

                                    EXHIBIT A

                                    FUND LIST

                                       AT
                                 AUGUST 31, 2007

RETAIL FUNDS

OPEN-END RETAIL FUNDS

      TAXABLE MONEY MARKET FUNDS
      --------------------------
1.    Active Assets Government Securities Trust ("AA Government")

2.    Active Assets Institutional Government Securities Trust ("AA Institutional
      Government")

3.    Active Assets Institutional Money Trust ("AA Institutional Money")

4.    Active Assets Money Trust ("AA Money")

5.    Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")

6.    Morgan Stanley U.S. Government Money Market Trust ("Government Money")

      TAX-EXEMPT MONEY MARKET FUNDS
      -----------------------------
7.    Active Assets California Tax-Free Trust ("AA California")

8.    Active Assets Tax-Free Trust ("AA Tax-Free")

9.    Morgan Stanley California Tax-Free Daily Income Trust ("California
      Tax-Free Daily")

10.   Morgan Stanley New York Municipal Money Market Trust ("New York Money")

11.   Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

      EQUITY FUNDS

12.   Morgan Stanley Allocator Fund ("Allocator Fund")+

13.   Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+

14.   Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+

15.   Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+

16.   Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+

17.   Morgan Stanley European Equity Fund Inc. ("European Equity")+

18.   Morgan Stanley Financial Services Trust ("Financial Services")+

19.   Morgan Stanley Focus Growth Fund ("Focus Growth")+

20.   Morgan Stanley Fundamental Value Fund ("Fundamental Value")+

21.   Morgan Stanley FX Series - FX Alpha Plus Strategy Portfolio ("Alpha
      Plus")+

22.   Morgan Stanley FX Series - FX Alpha Strategy Portfolio ("Alpha")+

23.   Morgan Stanley Global Advantage Fund ("Global Advantage")+

24.   Morgan Stanley Global Dividend Growth Securities ("Global Dividend
      Growth")+

                                       17

25.   Morgan Stanley Health Sciences Trust ("Health Sciences")+

26.   Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+

27.   Morgan Stanley International Fund ("International Fund")+

28.   Morgan Stanley International SmallCap Fund ("International SmallCap")+

29.   Morgan Stanley International Value Equity Fund ("International Value")+

30.   Morgan Stanley Japan Fund ("Japan Fund")+

31.   Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+

32.   Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+

33.   Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+

34.   Morgan Stanley Natural Resource Development Securities Inc. ("Natural
      Resource")+

35.   Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+

36.   Morgan Stanley Real Estate Fund ("Real Estate")+

37.   Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+

38.   Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+

39.   Morgan Stanley Special Growth Fund ("Special Growth")+

40.   Morgan Stanley Special Value Fund ("Special Value")+

41.   Morgan Stanley Technology Fund ("Technology")+

42.   Morgan Stanley Total Market Index Fund ("Total Market Index")+

43.   Morgan Stanley Utilities Fund ("Utilities Fund")+

44.   Morgan Stanley Value Fund ("Value Fund")+

      BALANCED FUNDS
      --------------
45.   Morgan Stanley Balanced Fund ("Balanced")+

      ASSET ALLOCATION FUND
      ---------------------
46.   Morgan Stanley Strategist Fund ("Strategist Fund")+

      TAXABLE FIXED-INCOME FUNDS
      --------------------------
47.   Morgan Stanley Convertible Securities Trust ("Convertible Securities")+

48.   Morgan Stanley Flexible Income Trust ("Flexible Income")+

49.   Morgan Stanley Income Trust ("Income Trust")+

50.   Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+

51.   Morgan Stanley Limited Duration Fund ("Limited Duration Fund")

52.   Morgan Stanley Limited Duration U.S. Government Trust ("Limited Duration
      U.S. Government")

53.   Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+

54.   Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

      TAX-EXEMPT FIXED-INCOME FUNDS
      -----------------------------
55.   Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+

56.   Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")

                                       18

57.   Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+

58.   Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

      SPECIAL PURPOSE FUNDS
      ---------------------
59.   Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

            o     Balanced Growth Portfolio

            o     Capital Opportunities Portfolio

            o     Developing Growth Portfolio

            o     Dividend Growth Portfolio

            o     Equally-Weighted S&P 500 Portfolio

            o     Flexible Income Portfolio

            o     Focus Growth Portfolio

            o     Global Equity Portfolio

            o     Growth Portfolio

            o     Money Market Portfolio

            o     Utilities Portfolio

60.   Morgan Stanley Variable Investment Series ("Variable Investment")

            o     Aggressive Equity Portfolio

            o     Dividend Growth Portfolio

            o     Equity Portfolio

            o     European Equity Portfolio

            o     Global Advantage Portfolio

            o     Global Dividend Growth Portfolio

            o     High Yield Portfolio

            o     Income Builder Portfolio

            o     Limited Duration Portfolio

            o     Money Market Portfolio

            o     Income Plus Portfolio

            o     S&P 500 Index Portfolio

            o     Strategist Portfolio

            o     Utilities Portfolio

CLOSED-END RETAIL FUNDS

      TAXABLE FIXED-INCOME CLOSED-END FUNDS
      -------------------------------------
61.   Morgan Stanley Income Securities Inc. ("Income Securities")

62.   Morgan Stanley Prime Income Trust ("Prime Income")

      TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
      ----------------------------------------

                                       19

63.   Morgan Stanley California Insured Municipal Income Trust ("California
      Insured Municipal")

64.   Morgan Stanley California Quality Municipal Securities ("California
      Quality Municipal")

65.   Morgan Stanley Insured California Municipal Securities ("Insured
      California Securities")

66.   Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")

67.   Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")

68.   Morgan Stanley Insured Municipal Securities ("Insured Municipal
      Securities")

69.   Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")

70.   Morgan Stanley Municipal Income Opportunities Trust ("Municipal
      Opportunities")

71.   Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
      Opportunities II")

72.   Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
      Opportunities III")

73.   Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")

74.   Morgan Stanley New York Quality Municipal Securities ("New York Quality
      Municipal")

75.   Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")

76.   Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
      Investment")

77.   Morgan Stanley Quality Municipal Securities ("Quality Municipal
      Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.    Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

      Active Portfolios:

            o     Active International Allocation Portfolio

            o     Emerging Markets Portfolio

            o     Emerging Markets Debt Portfolio

            o     Focus Equity Portfolio

            o     Global Franchise Portfolio

            o     Global Real Estate Portfolio

            o     Global Value Equity Portfolio

            o     International Equity Portfolio

            o     International Growth Equity Portfolio

            o     International Magnum Portfolio

            o     International Real Estate Portfolio

            o     International Small Cap Portfolio

            o     Large Cap Relative Value Portfolio

                                       20

            o     Money Market Portfolio

            o     Municipal Money Market Portfolio

            o     Small Company Growth Portfolio

            o     Systematic Active large Cap Core Portfolio

            o     Systematic Active Small Cap Core Portfolio

            o     Systematic Active Small Cap Growth Portfolio

            o     Systematic Active Small Cap Value Portfolio

            o     U.S. Large Cap Growth Portfolio

            o     U.S. Real Estate Portfolio

      Inactive Portfolios*:

            o     China Growth Portfolio

            o     Gold Portfolio

            o     Large Cap Relative Value Portfolio

            o     MicroCap Portfolio

            o     Mortgage-Backed Securities Portfolio

            o     Municipal Bond Portfolio

            o     U.S. Equity Plus Portfolio

2.    Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

      Active Portfolios:

            o     Advisory Portfolio

            o     Advisory Foreign Fixed Income II Portfolio

            o     Advisory Foreign Fixed Income Portfolio

            o     Balanced Portfolio

            o     Core Fixed Income Portfolio

            o     Core Plus Fixed Income Portfolio

            o     Equity Portfolio

            o     Equity Plus Portfolio

            o     High Yield Portfolio

            o     Intermediate Duration Portfolio

            o     International Fixed Income Portfolio

            o     Investment Grade Fixed Income Portfolio

            o     Limited Duration Portfolio

            o     Long Duration Fixed Income Portfolio

            o     Mid-Cap Growth Portfolio

            o     Municipal Portfolio

            o     U.S. Mid-Cap Value Portfolio

__________________________

* Have not commenced or have ceased operations

                                       21

            o     U.S. Small-Cap Value Portfolio

            o     Value Portfolio

      Inactive Portfolios*:

            o     Balanced Plus Portfolio

            o     Growth Portfolio

            o     Investment Grade Credit Advisory Portfolio

            o     Mortgage Advisory Portfolio

            o     New York Municipal Portfolio

            o     Targeted Duration Portfolio

            o     Value II Portfolio

3.    The Universal Institutional Funds, Inc. ("Universal Funds")

      Active Portfolios:

            o     Core Plus Fixed Income Portfolio

            o     Emerging Markets Debt Portfolio

            o     Emerging Markets Equity Portfolio

            o     Equity and Income Portfolio

            o     Equity Growth Portfolio

            o     Global Franchise Portfolio

            o     Global Real Estate Portfolio

            o     Global Value Equity Portfolio

            o     High Yield Portfolio

            o     International Growth Equity Portfolio

            o     International Magnum Portfolio

            o     Mid-Cap Growth Portfolio

            o     Small Company Growth Portfolio

            o     U.S. Mid-Cap Value Portfolio

            o     U.S. Real Estate Portfolio

            o     Value Portfolio

      Inactive Portfolios*:

            o     Balanced Portfolio

            o     Capital Preservation Portfolio

            o     Core Equity Portfolio

            o     International Fixed Income Portfolio

            o     Investment Grade Fixed Income Portfolio

            o     Latin American Portfolio

            o     Multi-Asset Class Portfolio

            o     Targeted Duration Portfolio

__________________________

                                       22

4.    Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

      Active Portfolios:

            o     Government Portfolio

            o     Money Market Portfolio

            o     Prime Portfolio

            o     Tax-Exempt Portfolio

            o     Treasury Portfolio

      Inactive Portfolios*:

            o     Government Securities Portfolio

            o     Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.    Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")

6.    Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")

7.    Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")

8.    Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")

9.    Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")

10.   Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")

11.   The Latin American Discovery Fund, Inc. ("Latin American Discovery")

12    The Malaysia Fund, Inc. ("Malaysia Fund")

13.   The Thai Fund, Inc. ("Thai Fund")

14.   The Turkish Investment Fund, Inc. ("Turkish Investment")

15.   India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.   Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION

MORGAN STANLEY RETAIL FUNDS

1.    Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS

1.    Morgan Stanley Absolute Return Fund

2.    Morgan Stanley Institutional Fund of Hedge Funds II

__________________________

* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Arthur Lev

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-CSR of Morgan Stanley S&P 500 Index
      Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
      under the Investment Company Act of 1940) for the registrant and have:

a)    designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)    evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)    disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)    all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 18, 2007

                                       /s/ Ronald E. Robison
                                       Ronald E. Robison
                                       Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-CSR of Morgan Stanley S&P 500 Index
      Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
      under the Investment Company Act of 1940) for the registrant and have:

a)    designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)    evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)    disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)    all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 18, 2007

                                       /s/ Francis Smith
                                       Francis Smith
                                       Principal Financial Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley S&P 500 Index Fund

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.    The Report fully complies with the requirements of Section 13(a) or 15(d)
      of the Securities Exchange Act of 1934; and

2.    The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 18, 2007                 /s/ Ronald E. Robison
                                       ---------------------------
                                       Ronald E. Robison
                                       Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley S&P 500 Index Fund and will be retained by Morgan
Stanley S&P 500 Index Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley S&P 500 Index Fund

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.    The Report fully complies with the requirements of Section 13(a) or 15(d)
      of the Securities Exchange Act of 1934; and

2.    The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 18, 2007                 /s/ Francis Smith
                                       ----------------------
                                       Francis Smith
                                       Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley S&P 500 Index Fund and will be retained by Morgan
Stanley S&P 500 Index Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       31